GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill Activity

The changes in the carrying amount of goodwill by operating segments for the years ended December 31, 2011 and 2012 were as follows:

	Year ended December 31, 2011
	Online	Private primary	Online	International and
	degree	and secondary	tutoring	elite curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB
Gross amount:
Beginning balance	17,960	1,924	20,798	59,801	100,483
Acquired during the year	-	-	-	-	-
Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	-	(1,924)	-	(55,304)	(57,228)
Charge for the year	-	-	-	-	-

Ending balance	-	(1,924)	-	(55,304)	(57,228)

Goodwill, net	17,960	-	20,798	4,497	43,255